Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Shareholders' Equity

NOTE 9:-	SHAREHOLDERS’ EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

In August 2017, the Company entered into agreements with several Israeli institutional investors to purchase 4,604,500 Ordinary shares at price per share of $2.15, for a total consideration of $9,900. Offering costs amounted to $174.

In June 2018, the Company’s shareholders approved an increase of the Company’s authorized share capital by NIS 1,875,000 and as a result the authorized share capital is equal to NIS 3,000,000 divided into 100,000,000 Ordinary Shares, par value NIS 0.03 each.

In November 2018, the Company entered into agreements with several Israeli institutional investors to purchase 4,545,454 Ordinary shares at price per share of $2.75, for a total consideration of $12,500. Offering costs amounted to $248.

b.	Stock option plans:

In April 2015, the Company’s Board of Directors adopted the “2015 Share Option Plan” (the “Plan”), which authorized the grant of options to purchase up to an aggregate of 1,500,000 Ordinary Shares to officers, directors, consultants and key employees of the Company and its subsidiaries. Options granted under the Plan expire within a maximum of ten years from adoption of the plan. In November 2018, the Company’s Board of Directors extended the expiration date by ten additional years, following that approval, the plan will expire in 2036.

In June 2016, the Company granted options to certain employees and officers of the Company, to purchase a total 984,375 Ordinary Shares at an exercise price of $0.90 per share. The options vest as follows: 25% of the options granted to each employee vested in June 2017; the remaining 75% will vest in three equal annual installments of 25% each until June 2020. These options are exercisable for 48 months following the date of vesting. As part of the grant, the Company’s former CEO was granted options to purchase 168,750 Ordinary Shares at an exercise price of $0.90 per Ordinary share. The former CEO resigned in November 2016. In November 2016, the Company’s Audit Committee (in its capacity as the Compensation Committee) and Board of Directors determined, subject to shareholder approval, to extend until January 2017, the exercise date of options granted to the former CEO by accelerating the vesting of 126,563 options as of December 31, 2016. Pursuant to the terms of the plan, the former CEO was eligible to exercise such number of the options (or any part thereof) within 90 days of the date of his resignation. The Company recognized $71 of share-based compensation expense related to this acceleration.

In November 2016, the Company’s Audit Committee (in its capacity as the Compensation Committee) and Board of Directors determined, subject to shareholders approval to grant its newly appointed CEO (i) options to purchase 68,750 Ordinary Shares at an exercise price of $1.16 per Ordinary share that vest ratably over a period of four (4) years and

(ii) options to purchase 150,000 Ordinary Shares at an exercise price of $1.16 per Ordinary share that vested immediately in lieu of 99 vacation days that had accrued and were redeemable. These options are exercisable for 48 months. On January 15, 2017, the Company’s shareholders approved the grant of the options to the CEO and the acceleration of the option grant to the former CEO.

In December 2016, the Company granted options to purchase 40,000 Ordinary Shares at an exercise price of $1.17 per Ordinary share that vested immediately in lieu of 36 vacation days that were accrued and were redeemable. These options are exercisable for 48 months.

In February 2017, the Company granted options to a new officer of the Company to purchase a total of 37,500 Ordinary Shares at an exercise price of $1.26 per share. The options will vest as follows: 25% in February 2018; and 75% in three equal annual installments of 25% each until February 2021. These options are exercisable for 48 months following the date of vesting.

In March 2017, the Company granted options to a consultant to the Company to purchase a total of 222,000 Ordinary Shares at an exercise price of $1.22 per share. The options vest in six equal semi-annual installments of 37,000 options starting August 2018 until February 2020. These options are exercisable for 48 months following the date of vesting.

On May 24, 2017, the Company’s Board of Directors approved an increase in the framework of the Plan to 2,000,000 options.

In May and September 2017, the Company granted options to certain employees and officers of the Company to purchase a total of 100,000 and 613,750 options for Ordinary shares at exercise prices of $1.14 and $2.96 per share, respectively. The options vest as follows: 25% in May and September 2018; and 75% of in three equal annual installments of 25% each until May and September 2021. These options are exercisable for 48 months following the date of vesting.

In November 2017, the Company granted options to one of its officers to purchase a total of 200,000 Ordinary shares at an exercise price of $3.39 per share. The options vest as follows: 25% in November 2018; 75% in three equal annual installments of 25% each until November 2021. These options are exercisable for 48 months following the date of the vesting. In June 2018, the company’s Board of Directors approved repricing of the grant and updated its exercise price to $2.43 per share and its vesting schedule to 25% of the options granted will vest in one year; and 75% of the options will vest in twelve equal quarterly installments of 6.25% each until November 2021. The impact of the repricing resulted in an incremental value of the options repriced of approximately $9, which is expected to be recorded through 2021, out of this amount $2 was recognized in the twelve months ended December 31, 2018.

In April 2018, the Company granted options to its CEO to purchase a total of 500,000 Ordinary Shares at an exercise price of $2.32 per share. The options will vest as follows: 25% of the options granted will vest in April 2019; and 75% of the options will vest in twelve equal quarterly installments of 6.25% each until April 2022. These options will be exercisable for 48 months following the date of vesting.

On June 7, 2018, the Company’s shareholders approved the U.S. Taxpayers Appendix to its 2015 Share Option Plan and to reserve 1,000,000 of our Ordinary Shares for issuance thereunder. On August 15, 2018, the Company’s Board of Directors approved an increase in the framework of the Plan to 750,000 options.

On August 15 and 23, 2018, the Company granted options to its officers and employees to purchase a total of 732,500 and 35,000 Ordinary shares, respectively, at exercise prices of $2.93 and $2.81 per share, respectively. The options will vest as follows: 25% will vest in August 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2022. These options will be exercisable for 48 months following the date of vesting.

In November 2018, the Company granted options to one of its officers to purchase a total of 217,500 Ordinary shares at an exercise price of $2.81 per share. The options will vest as follows: 25% will vest in November 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until November 2022. These options will be exercisable for 48 months following the date of vesting.

As of December 31, 2018, options to purchase 286,250 Ordinary Shares are available for future grant under the Plan.

A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Twelve months ended December 31, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	1,847,500	$1.91	8.88	$2,159
Granted	1,485,000	2.70	-	-
Exercised	(103,125)	0.9	-	-

Outstanding at the end of the period	3,229,375	2.25	8.82	1,617

Exercisable	710,625	$1.55	8.01	$791

Aggregate intrinsic value of exercisable options (the difference between the closing share price of the Company’s Ordinary Shares on the last trading day in the period and the exercise price, multiplied by the number of in-the-money options) represents the amount that would have been received by the employees and directors option holders had all option holders exercised their options on December 31, 2018. This amount changes based on the fair market value of the Company’s Ordinary share.

As of December 31, 2018, unrecognized compensation expenses related to employees and directors stock options to be recognized over an average time of approximately 4 years is approximately $3,314.

During the twelve months period ended December 31, 2018, the Company recognized compensation expenses related to employees and service providers stock option in the amount of $898, as follows:

	Year ended December 31,
	2018	2017

Cost of revenues	$204	$104
Marketing and selling	123	149
General and administrative	571	306
	$898	$559

c.	Warrants:

On May 18, 2016, the Company issued Warrants to the Investor (see Note 1c) to purchase: (i) 4,255,319 additional Ordinary shares at an exercise price per Ordinary share of $0.47 (having an aggregate exercise price of $2,000), exercisable for a period of 24 months following the date of the Initial Investment and (ii) 3,636,363 Ordinary shares at an exercise price per Ordinary share of $0.55 (having an aggregate exercise price of $2,000), exercisable for a period of 48 months following the date of the Initial Investment. During 2016, the Investor exercised Warrants to purchase 2,659,575 Ordinary shares at an exercise price per share of $0.47 for an aggregate total consideration of $1,250. During 2017, the Investor exercised Warrants to purchase 1,595,744 Ordinary shares at an exercise price per share of $0.47 for an aggregate total consideration of $750, and an additional 2,181,818 Ordinary shares at an exercise price per share of $0.55 for an aggregate total consideration of $1,200. In January 2018, the Investor exercised Warrants to purchase an additional 1,454,545 Ordinary shares at an exercise price per share of $0.55 in consideration of $800.

On May 18, 2016, as part of the investment transaction, the Company issued to a consultant 510,638 Warrants to purchase Ordinary shares at an exercise price per Ordinary share of $0.47, exercisable for a period of 18 months following the date of the Initial Investment. During 2016, the consultant exercised Warrants to purchase 106,383 Ordinary shares at an exercise price per share of $0.47, for an aggregate total consideration of $50. During 2017, the consultant exercised Warrants to purchase 404,255 Ordinary Shares at an exercise price per share of $0.47, for an aggregate total consideration of $190.

As of December 31, 2018, all of the Company’s outstanding Warrants were fully exercised.